Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2023
Accumulated Other Comprehensive Income (Loss)
Schedule of components of accumulated other comprehensive income (loss), included in stockholders' equity

	2023	2022

	(In thousands)
Net unrealized loss on securities available-for-sale	$(8,922)	$(10,984)
Net unrealized loss for funded status of defined benefit plan liability	(543)	(835)
	(9,465)	(11,819)
Tax effect	1,987	2,483
Net-of-tax amount	$(7,478)	$(9,336)